united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 6/30

Date of reporting period: 12/31/19

Item 1. Reports to Stockholders.

Power Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Power Dividend Index Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Power Dividend Mid-Cap Index Fund
Class	A:	DMCAX
Class	C:	DMCCX
Class	I:	DMCIX

Power Floating Rate Index Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Power Momentum Index Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Power Global Tactical Allocation/JA Forlines Fund
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Semi-Annual Report
December 31, 2019

1-877-7PWRINC
1-877-779-7462

www.powermutualfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, Power Momentum Index Fund or Power Global Tactical Allocation/JA Forlines Fund. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.powermutualfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Power Income Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Income Fund - Class A	2.64%	8.86%	2.65%	2.77%	N/A
Power Income Fund - Class A with load	(2.46)%	3.46%	1.60%	2.20%	N/A
Power Income Fund - Class C	2.19%	8.02%	1.87%	N/A	1.65%
Power Income Fund - Class I	2.68%	9.07%	2.89%	3.00%	N/A
Bloomberg Barclays U.S. Aggregate Bond Index (c)	2.45%	8.72%	3.05%	3.24%	3.06%
Bloomberg Barclays Global Aggregate Bond Index (d)	1.20%	6.84%	2.31%	2.14%	2.14%
Reference Index (e)	2.77%	11.15%	4.13%	4.38%	3.94%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2019 is 1.91%, 2.66% and 1.66%, for Class A, Class C and Class I shares, respectively. Class A Shares are subject to a maximum sales charge of 5.00% imposed on purchases. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is September 14, 2010 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The Bloomberg Barclays U.S. Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes U.S. Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S. Dollars. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(d)	The Bloomgerg Barclays Global Aggregate Bond Index is composed of the U.S. Aggregate Index, the Pan-European Index and the Japanese component of the Global Treasury Index. All issues must be fixed rate, nonconvertible and have at least one year remaining to maturity. Securities from countries classified as emerging markets are excluded. The index is weighted according to each country’s market capitalization except for Japan, which is weighted by the market capitalization of the 40 largest Japanese government bonds. This Index has been selected as the Fund’s new primary benchmark as it is more representative of the Fund’s investment strategy and portfolio holdings. Index returns assume reinvestment of dividends.

(e)	The Reference Index is a combination of 80% Bloomberg Barclays Global Aggregagte Bond Index, 10% MSCI ACWI, and 10% of S&P Goldman Sachs Commodities Index is a composite index of commodity sector returns representing an unleveraged, long-only investment in commodity futures that is broadly diversified across the spectrum of commodities. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2019

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Debt	83.2%
Exchange Traded Funds - Equity	12.2%
Exchange Traded Funds - Commodity	3.0%
Money Market Funds	1.7%
Liabilities in Excess of Other Assets	(0.1)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Dividend Index Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, compared to its benchmarks:

			Annualized	Annualized	Annualized
	Six Months	One Year	Five Year	Since Inception (a)	Since Inception (b)
Power Dividend Index Fund - Class A	0.44%	(3.15)%	1.37%	3.38%	N/A
Power Dividend Index Fund - Class A with load	(4.54)%	(7.96)%	0.33%	2.52%	N/A
Power Dividend Index Fund - Class C	0.03%	(3.87)%	0.62%	N/A	0.15%
Power Dividend Index Fund - Class I	0.59%	(2.85)%	1.63%	3.63%	N/A
S&P 500 Value Index (c)	13.05%	31.93%	9.52%	10.67%	9.39%
S&P 500 Total Return Index (d)	10.92%	31.49%	11.70%	12.81%	11.41%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2019 is 1.56%, 2.31% and 1.31% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is November 7, 2013 for Class A and Class I shares.

(b)	Inception date is November 25, 2014 for Class C shares.

(c)	The S&P 500 Value Index is a market cap-weighted index that covers the complete market cap of the S&P 500 index. All S&P index stocks are represented in both and/or each Growth and Value index. The value factors used to determine a stock’s value score are book value to price ratio, cash flow to price ratio, sales to price ratio and dividend yield. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses. This Index has been selected as Fund’s new primary benchmark as it is more representative of the Fund’s invetment strategy and portfolio holdings.

(d)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2019

Holdings By Industry Group	% of Net Assets
Pharmaceuticals	8.8%
Oil & Gas	8.7%
Retail	7.0%
Media	7.0%
Food	6.6%
Banks	6.5%
Computers	4.4%
Packaging & Containers	4.4%
Advertising	4.3%
Iron / Steel	4.3%
Other Industries	39.5%
Liabilities in Excess of Other Assets	(1.5)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Dividend Mid-Cap Index Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Power Dividend Mid-Cap Index Fund - Class A	6.77%	8.54%	1.57%
Power Dividend Mid-Cap Index Fund - Class A with load	1.44%	3.08%	(1.00)%
Power Dividend Mid-Cap Index Fund - Class C	6.37%	7.80%	0.86%
Power Dividend Mid-Cap Index Fund - Class I	6.93%	8.89%	1.87%
S&P Mid-Cap 400 Total Return Index (b)	6.97%	26.20%	5.78%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2019 is 1.83%, 2.58% and 1.58% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P Mid-Cap 400 Total Return Index is comprised of mid-cap stocks from the broad U.S. equity market. The index includes 400 medium-sized companies, representing a spectrum of industries. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2019

Holdings By Industry Group	% of Net Assets
Electronics	9.9%
Healthcare-Products	8.0%
Banks	7.8%
Entertainment	5.8%
Food	4.0%
Diversified Financial Services	4.0%
Semiconductors	4.0%
Distribution/Wholesale	4.0%
Healthcare-Services	4.0%
Retail	4.0%
Other Industries	44.7%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Floating Rate Index Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, compared to its benchmarks:

	Six Months	One Year	Since Inception (a)
Power Floating Rate Index Fund - Class A	1.25%	3.29%	2.49%
Power Floating Rate Index Fund - Class A with load	(3.79)%	(1.87)%	(0.10)%
Power Floating Rate Index Fund - Class C	0.77%	2.52%	1.99%
Power Floating Rate Index Fund - Class I	1.32%	3.51%	2.94%
S&P 500 Total Return Index (b)	10.92%	31.49%	11.88%
S&P/LSTA U.S. Leveraged Loan 100 Index (c)	3.61%	10.65%	4.87%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2019 is 1.88%, 2.63% and 1.63% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 27, 2017.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

(c)	The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leveraged loan market. Index returns assume reinvestment of dividends. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2019

Holdings By Investment Type	% of Net Assets
Mutual Funds - Debt	70.9%
Exchange Traded Funds - Debt	27.5%
Money Market Fund	1.8%
Liabilities in Excess of Other Assets	(0.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Momentum Index Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Power Momentum Index Fund - Class A	2.44%	7.38%	5.59%
Power Momentum Index Fund - Class A with load	(3.42)%	1.25%	3.54%
Power Momentum Index Fund - Class C	2.10%	6.60%	4.85%
Power Momentum Index Fund - Class I	2.63%	7.61%	5.86%
S&P 500 Total Return Index (b)	10.92%	31.49%	14.74%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s prospectus dated October 28, 2019 is 1.80%, 2.55% and 1.55% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is December 23, 2016.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2019

Holdings By Investment Type	% of Net Assets
Oil & Gas	9.8%
Building Materials	8.0%
Electric	8.0%
Media	6.0%
Chemicals	6.0%
Banks	5.9%
Pharmaceuticals	5.9%
Telecommunications	4.0%
Agriculture	3.9%
Electronics	3.9%
Other Industries	40.8%
Liabilities in Excess of Other Assets	(2.2)%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO REVIEW (Unaudited)
December 31, 2019

The Fund’s performance figures* for the periods ended December 31, 2019, compared to its benchmarks:

			Annualized
	Six Months	One Year	Since Inception (a)
Power Global Tactical Allocation/JA Forlines Fund - Class A	5.09%	15.69%	2.95%
Power Global Tactical Allocation/JA Forlines Fund - Class A with load	(0.21)%	9.91%	(0.07)%
Power Global Tactical Allocation/JA Forlines Fund - Class C	4.75%	15.00%	2.20%
Power Global Tactical Allocation/JA Forlines Fund - Class I	5.22%	16.07%	3.23%
MSCI AC World Index (b)	8.92%	26.60%	9.21%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total annual operating expenses as stated in the fee table of the Fund’s Class A, Class C and Class I prospectus dated October 28, 2019 is 1.63%, 2.38% and 1.38% for Class A, Class C, and Class I shares, respectively. Class A shares are subject to a maximum sales charge imposed on purchases of 5.00%. For performance information current to the most recent month-end, please call 1-877-779-7462.

(a)	Inception date is April 6, 2018.

(b)	The MSCI AC World Index is designed to represent performance of the full opportunity set of large- and mid-cap stocks across 23 developed and 24 emerging markets. Index returns assume reinvestment of dividends. Index returns assume reinvestment of dividends. Investors may not invest in an Index directly. Unlike the Fund’s returns, Index returns do not reflect any fees or expenses.

Portfolio Composition as of December 31, 2019

Holdings By Investment Type	% of Net Assets
Exchange Traded Funds - Equity	45.0%
Exchange Traded Funds - Debt	47.6%
Exchange Traded Funds - Commodity	4.9%
Money Market Fund	2.5%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

Power Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 98.4%
	COMMODITY FUND - 3.0%
266,803	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$4,418,258
	TOTAL COMMODITY FUND (Cost - $4,173,644)

	DEBT FUNDS - 83.2%
476,494	iShares 0-5 Year High Yield Corporate Bond ETF	22,123,616
193,713	iShares JP Morgan USD Emerging Markets Bond ETF	22,191,761
472,950	iShares Preferred & Income Securities ETF	17,778,190
849,442	iShares Short Maturity Bond ETF	42,684,460
69,243	iShares Short-Term National Muni Bond ETF	7,393,768
306,277	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	10,416,481
	TOTAL DEBT FUNDS (Cost - $120,414,543)	122,588,276

	EQUITY FUNDS - 12.2%
44,212	iShares Edge MSCI USA Quality Factor ETF	4,465,412
33,219	iShares Edge MSCI USA Value Factor ETF	2,980,741
177,438	iShares International Select Dividend ETF	5,956,594
101,350	iShares Mortgage Real Estate ETF	4,513,116
	TOTAL EQUITY FUNDS (Cost - $16,508,662)	17,915,863

	TOTAL EXCHANGE TRADED FUNDS (Cost - $141,096,849)	144,922,397

	SHORT-TERM INVESTMENTS - 1.7%
	MONEY MARKET FUNDS - 1.7%
4,753	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.44% *	4,753
14,489	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.49% *	14,489
2,446,553	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.50% *	2,446,553
14,350	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.21% *	14,350
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,480,145)	2,480,145

	TOTAL INVESTMENTS - 100.1% (Cost - $143,576,994)	$147,402,542
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(166,676)
	NET ASSETS - 100.0%	$147,235,866

EM - Emerging Markets

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

*	Money market fund; interest rate reflects effective yield on December 31, 2019.

See accompanying notes to financial statements.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	COMMON STOCK - 101.4%
	ADVERTISING - 4.3%
122,135	Interpublic Group of Cos., Inc.	$2,821,318
34,332	Omnicom Group, Inc.	2,781,579
		5,602,897
	AGRICULTURE - 2.1%
32,957	Philip Morris International, Inc.	2,804,311

	APPAREL - 2.2%
107,019	Tapestry, Inc.	2,886,302

	AUTO MANUFACTURING - 2.1%
15,442	Cummins, Inc.	2,763,500

	BANKS - 6.5%
226,307	FNB Corp.	2,874,099
184,290	Huntington Bancshares, Inc.	2,779,093
73,992	PacWest Bancorp	2,831,674
		8,484,866
	BEVERAGES - 2.3%
55,620	Molson Coors Beverage Co.	2,997,918

	BIOTECHNOLOGY - 2.2%
11,869	Amgen, Inc.	2,861,260

	CHEMICALS - 2.2%
36,027	Eastman Chemical Co.	2,855,500

	COMPUTERS - 4.4%
139,000	HP, Inc.	2,856,450
47,648	Seagate Technology PLC	2,835,056
		5,691,506
	DISTRIBUTION/WHOLESALE - 2.2%
15,730	Watsco, Inc.	2,833,760

	DIVERSIFIED FINANCIAL SERVICES - 2.1%
103,552	Western Union Co.	2,773,123

	ELECTRIC - 2.2%
71,834	NRG Energy, Inc.	2,855,402

	ELECTRONICS - 2.2%
114,494	nVent Electric PLC	2,928,757

	ENTERTAINMENT - 2.2%
192,671	International Game Technology PLC	2,884,285

	FOOD - 6.6%
131,538	Flowers Foods, Inc.	2,859,636
54,193	General Mills, Inc.	2,902,577
27,733	JM Smucker Co.	2,887,837
		8,650,050
	INSURANCE - 2.2%
52,118	Principal Financial Group, Inc.	2,866,490

	IRON / STEEL - 4.3%
49,967	Nucor Corp.	2,812,143
81,668	Steel Dynamics, Inc.	2,779,979
		5,592,122
	LODGING - 2.1%
40,540	Las Vegas Sands Corp.	2,798,882

See accompanying notes to financial statements.

Power Dividend Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Fair Value
	COMMON STOCK - 101.4% (Continued)
	MEDIA - 7.0%
93,160	Sinclair Broadcast Group, Inc.	$3,105,954
175,700	TEGNA, Inc.	2,932,433
72,903	ViacomCBS, Inc.	3,059,739
		9,098,126
	MISCELLANEOUS MANUFACTURING - 2.2%
30,109	Eaton Corp PLC	2,851,924

	OIL & GAS - 8.7%
23,975	Chevron Corp.	2,889,227
68,110	CVR Energy, Inc.	2,753,687
48,476	Marathon Petroleum Corp.	2,920,679
30,146	Valero Energy Corp.	2,823,173
		11,386,766
	OIL & GAS SERVICES - 2.2%
117,307	Halliburton Co.	2,870,502

	PACKAGING & CONTAINERS - 4.4%
25,448	Packaging Corp of America	2,849,922
46,083	Sonoco Products Co.	2,844,243
		5,694,165
	PHARMACEUTICALS - 8.8%
44,011	Bristol-Myers Squibb Co.	2,825,066
19,950	Johnson & Johnson	2,910,107
31,512	Merck & Co., Inc.	2,866,016
73,230	Pfizer, Inc.	2,869,151
		11,470,340
	RETAIL - 7.0%
58,639	Kohl’s Corp.	2,987,657
184,364	Macy’s, Inc.	3,134,188
38,253	MSC Industrial Direct Co., Inc.	3,001,713
		9,123,558
	SAVINGS & LOANS - 2.2%
169,931	People’s United Financial, Inc.	2,871,834

	SEMICONDUCTORS - 2.2%
47,093	Maxim Integrated Products, Inc.	2,896,690

	TELECOMMUNICATIONS - 2.3%
62,121	Cisco Systems, Inc.	2,979,323

	TOTAL COMMON STOCK (Cost - $128,948,227)	132,374,159

	SHORT-TERM INVESTMENTS - 0.1%
	MONEY MARKET FUNDS - 0.1%
4,577	Dreyfus Treasury Securities Cash Management - Institutional Class, 1.44% *	4,577
6,312	Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 1.49% *	6,312
170,777	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.50% *	170,777
4,982	Invesco Stit Liquid Assets - STIT - Government & Agency Portfolio - Institutional Class, 1.21% *	4,982
	TOTAL SHORT-TERM INVESTMENTS (Cost - $186,648)	186,648

	TOTAL INVESTMENTS - 101.5% (Cost - $129,134,875)	$132,560,807
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(2,014,046)
	NET ASSETS - 100.0%	$130,546,761

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on December 31, 2019.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	COMMON STOCK - 94.9%
	AUTO PARTS & EQUIPMENT - 2.0%
30,568	Goodyear Tire & Rubber Co.	$475,485

	BANKS - 7.8%
37,315	FNB Corp.	473,900
12,269	PacWest Bancorp	469,535
26,474	Umpqua Holdings Corp.	468,590
40,748	Valley National Bancorp	466,565
		1,878,590
	CHEMICALS - 3.8%
25,218	Chemours Co.	456,194
27,367	Olin Corp.	472,081
		928,275
	COMMERCIAL SERVICES - 3.9%
11,058	Macquarie Infrastructure Corp.	473,725
21,000	Sabre Corp.	471,240
		944,965
	COMPUTERS - 2.0%
5,539	Science Applications International Corp.	482,004

	DISTRIBUTION/WHOLESALE - 4.0%
22,219	KAR Auction Services, Inc.	484,152
2,652	Watsco, Inc.	477,758
		961,910
	DIVERSIFIED FINANCIAL SERVICES - 4.0%
80,266	BGC Partners, Inc.	476,780
12,195	Lazard Ltd.	487,312
		964,092
	ELECTRIC - 2.0%
24,395	Clearway Energy, Inc.	486,680

	ELECTRONICS - 9.9%
11,272	Avnet, Inc.	478,384
11,420	Jabil, Inc.	471,989
11,175	National Instruments Corp.	473,149
19,097	nVent Electric PLC	488,501
3,689	SYNNEX Corp.	475,143
		2,387,166
	ENERGY-ALTERNATIVE SOURCES - 2.0%
31,390	TerraForm Power, Inc.	483,092

	ENGINEERING AND CONSTRUCTION - 2.0%
15,989	KBR, Inc.	487,664

	ENTERTAINMENT - 5.8%
13,479	Cinemark Holdings, Inc.	456,264
31,573	International Game Technology PLC	472,648
10,420	Six Flags Entertainment Corp.	470,046
		1,398,958
	FOOD - 4.0%
22,158	Flowers Foods, Inc.	481,715
5,272	Ingredion, Inc.	490,032
		971,747
	FOREST PRODUCTS & PAPER - 1.9%
12,154	Domtar Corp.	464,769

	HEALTHCARE-PRODUCTS - 8.0%
2,199	Bio-Techne Corp.	482,702
9,524	Bruker Corp.	485,438
4,204	Hill-Rom Holdings, Inc.	477,280
3,162	West Pharmaceutical Services, Inc.	475,343
		1,920,763
	HEALTHCARE-SERVICES - 4.0%
1,110	Chemed Corp.	487,579
6,821	Encompass Health Corp.	472,491
		960,070
	INTERNET - 2.0%
7,447	Cogent Communications Holdings, Inc.	490,087

	LODGING - 2.0%
9,358	Wyndham Destinations, Inc.	483,715

	MACHINERY-DIVERSIFIED - 1.9%
40,133	GrafTech International Ltd.	466,345

	MEDIA - 2.0%
9,819	John Wiley & Sons, Inc.	476,418

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Fair Value
	COMMON STOCK - 94.9% (Continued)
	OIL & GAS - 3.9%
11,606	CVR Energy, Inc.	$469,231
15,221	PBF Energy, Inc.	477,483
		946,714
	RETAIL - 4.0%
3,086	Cracker Barrel Old Country Store, Inc.	474,442
6,110	MSC Industrial Direct Co., Inc.	479,452
		953,894
	SAVINGS & LOANS - 3.9%
39,899	New York Community Bancorp, Inc.	479,586
23,919	TFS Financial Corp.	470,726
		950,312
	SEMICONDUCTORS - 4.0%
3,369	Cabot Microelectronics Corp.	486,214
20,409	Cypress Semiconductor Corp.	476,142
		962,356
	TELECOMMUNICATIONS - 2.0%
5,532	LogMeIn, Inc.	474,314

	TRANSPORTATION - 2.1%
9,112	Ryder System, Inc.	494,873

	TOTAL COMMON STOCK (Cost - $21,528,228)	22,895,258

	REITS - 3.9%
27,058	AGNC Investment Corp.	478,385
29,046	New Residential Investment Corp.	467,931
	TOTAL REITS (Cost - $907,426)	946,316

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND - 1.4%
324,642	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.50% *	324,642
	TOTAL SHORT-TERM INVESTMENT (Cost - $324,642)

	TOTAL INVESTMENTS - 100.2% (Cost - $22,760,296)	$24,166,216
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(43,484)
	NET ASSETS - 100.0%	$24,122,732

PLC - Public Limited Company

*	Money market fund; interest rate reflects effective yield on December 31, 2019.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 27.5%
	DEBT FUNDS - 27.5%
44,238	First Trust Senior Loan ETF	$2,119,885
140,729	Invesco Senior Loan ETF	3,211,436
36,624	iShares iBoxx High Yield Corporate Bond ETF	3,220,715
65,346	SPDR Blackstone / GSO Senior Loan ETF	3,043,817
29,275	SPDR Bloomberg Barclays High Yield Bond ETF	3,206,784
63,679	Xtrackers USD High Yield Corporate Bond ETF	3,207,511
	TOTAL EXCHANGE TRADED FUNDS (Cost - $17,747,942)	18,010,148

	MUTUAL FUNDS - 70.9%
	DEBT FUNDS - 70.9%
321,912	BlackRock Funds II - Floating Rate Income - Institutional Class	3,228,777
125,672	Columbia Floating Rate Fund - Institutional Class	1,122,250
181,052	Eaton Vance Floating-Rate & High Income Fund - Institutional Class	1,580,581
301,151	Eaton Vance Floating-Rate Advantaged Fund - Institutional Class	3,228,335
365,507	Eaton Vance Floating-Rate Fund - Institutional Class	3,234,735
324,519	Franklin Floating Rate Daily Access Fund - Advisor Class	2,670,789
268,799	Goldman Sachs High Yield Floating Rate Fund - Institutional Class	2,542,839
95,156	Guggenheim Floating Rate Strategies Fund - Institutional Class	2,411,265
382,481	Hartford Floating Rate Fund - Institutional Class	3,231,966
66,086	Hartford Floating Rate High Income Fund - Institutional Class	645,001
432,001	Invesco Oppenheimer Senior Floating Rate Fund - Institutional Class	3,227,048
125,282	John Hancock Funds II - Floating Rate Income Fund - Institutional Class	1,038,587
163,364	JPMorgan Floating Rate Income Fund - Institutional Class	1,486,613
327,677	Loomis Sayles Senior Floating Rate and Fixed Income Fund - Institutional Class	3,037,569
365,878	Lord Abbett Floating Rate Income - Institutional Class	3,234,365
69,235	Nuveen Symphony Floating Rate Income Fund - Institutional Class	1,321,003
326,020	T Rowe Price Institutional Floating Rate Fund	3,224,333
77,718	Victory Floating Rate Fund - Institutional Class	732,878
70,603	Virtus Newsfleet Senior Floating Rate Fund - Institutional Class	643,902
385,739	Virtus Seix Floating Rate High Income Fund - Institutional Class	3,240,211
152,044	Voya Floating Rate Fund - Institutional Class	1,444,419
	TOTAL MUTUAL FUNDS (Cost - $46,253,255)	46,527,466

	SHORT-TERM INVESTMENT - 1.8%
	MONEY MARKET FUND - 1.8%
1,216,990	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.50% *	1,216,990
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,216,990)

	TOTAL INVESTMENTS - 100.2% (Cost - $65,218,187)	$65,754,604
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(130,819)
	NET ASSETS - 100.0%	$65,623,785

ETF - Exchange Traded Fund

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on December 31, 2019.

See accompanying notes to financial statements.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	COMMON STOCK - 99.2%
	AGRICULTURE - 3.9%
29,177	Darling Ingredients, Inc. *	$819,290
9,214	Philip Morris International, Inc.	784,019
		1,603,309
	BANKS - 5.9%
11,754	Commerce Bancshares, Inc.	798,567
5,790	JPMorgan Chase & Co.	807,126
9,957	State Street Corp.	787,599
		2,393,292
	BEVERAGES - 2.0%
12,122	Brown-Forman Corp.	819,447

	BIOTECHNOLOGY - 3.9%
11,805	Arrowhead Pharmaceuticals, Inc. *	748,791
6,696	Intercept Pharmaceuticals, Inc. *	829,768
		1,578,559
	BUILDING MATERIALS - 8.0%
12,211	Fortune Brands Home & Security, Inc.	797,867
26,895	Louisiana-Pacific Corp.	797,975
27,050	MDU Resources Group, Inc.	803,655
10,207	Simpson Manufacturing Co., Inc.	818,908
		3,218,405
	CHEMICALS - 6.0%
14,509	Dow, Inc.	794,078
68,204	Element Solutions, Inc. *	796,623
6,376	International Flavors & Fragrances, Inc.	822,632
		2,413,333
	COMMERCIAL SERVICES - 2.0%
5,116	Gartner, Inc. *	788,376

	COMPUTERS - 2.1%
2,830	Apple, Inc.	831,029

	DISTRIBUTION / WHOLESALE - 2.0%
22,548	LKQ Corp. *	804,964

	ELECTRIC - 8.0%
40,922	AES Corp.	814,348
9,711	Dominion Energy, Inc.	804,265
19,796	NRG Energy, Inc.	786,891
22,328	PPL Corp.	801,129
		3,206,633
	ELECTRICAL COMPOSITION AND EQUIPMENT - 2.0%
10,411	Emerson Electric Co.	793,943

	ELECTRONICS - 3.9%
19,050	Jabil, Inc.	787,336
6,154	SYNNEX Corp.	792,635
		1,579,971
	ENTERTAINMENT - 2.0%
13,730	Eldorado Resorts, Inc. *	818,857

	ENVIRONMENTAL CONTROL - 2.0%
12,652	Stericycle, Inc. *	807,324

	FOOD - 2.0%
9,430	Lamb Weston Holdings, Inc.	811,263

	HEALTHCARE - PRODUCTS - 2.0%
2,925	Align Technology, Inc. *	816,192

	HOME FURNISHINGS - 2.0%
15,592	Leggett & Platt, Inc.	792,541

	INSURANCE - 2.0%
16,131	Assured Guaranty Ltd.	790,742

	MEDIA - 6.0%
1,663	Charter Communications, Inc. *	806,688
6,474	Liberty Broadband Corp. *	814,105
112,234	Sirius XM Holdings, Inc. +	802,473
		2,423,266
	METAL FABRICATE / HARDWARE - 2.0%
14,154	Timken Co.	797,012

See accompanying notes to financial statements.

Power Momentum Index Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
December 31, 2019

Shares		Fair Value
	COMMON STOCK - 99.2% (Continued)
	OIL & GAS- 9.8%
15,589	HollyFrontier Corp.	$790,518
13,013	Marathon Petroleum Corp.	784,033
25,365	PBF Energy, Inc.	795,700
7,044	Phillips 66	784,772
8,385	Valero Energy Corp.	785,255
		3,940,278
	PACKAGING & CONTAINERS - 2.0%
47,698	Graphic Packaging Holding Co.	794,172

	PHARMACEUTICALS- 5.9%
8,799	AbbVie, Inc.	779,063
16,736	Agios Pharmaceuticals, Inc. *	799,144
16,775	Herbalife Nutrition Ltd. *	799,664
		2,377,871
	RETAIL - 3.9%
2,727	Domino’s Pizza, Inc.	801,138
3,563	RH *	760,700
		1,561,838
	SAVINGS & LOANS - 1.9%
39,899	TFS Financial Corp.	785,212

	SOFTWARE - 2.0%
7,141	Citrix Systems, Inc.	791,937

	TELECOMMUNICATIONS - 4.0%
60,180	CenturyLink, Inc.	794,978
11,490	GCI Liberty, Inc. *	814,067
		1,609,045
	TOTAL COMMON STOCK (Cost - $39,942,576)	39,948,811

	SHORT-TERM INVESTMENT - 1.0%
	MONEY MARKET FUND - 1.0%
408,719	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.50% **	408,719
	TOTAL SHORT-TERM INVESTMENT (Cost - $408,719)

	COLLATERAL FOR SECURITIES LOANED - 2.0%
822,067	Fidelity Investments Money Market Government Portfolio - Institutional Class, 1.53% **	822,067
	TOTAL SHORT-TERM INVESTMENTS (Cost - $822,067)

	TOTAL INVESTMENTS - 102.2% (Cost - $41,173,362)	$41,179,597
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.2)%	(899,919)
	NET ASSETS - 100.0%	$40,279,678

+	All or a portion of this security is on loan. Total loaned securities had a value of $795,141 as of December 31, 2019

*	Non-income producing security

**	Money market fund; interest rate reflects effective yield on December 31, 2019.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2019

Shares		Fair Value
	EXCHANGE TRADED FUNDS - 97.5%
	COMMODITY FUND - 4.9%
359,609	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	$5,955,125
	TOTAL COMMODITY FUND (Cost - $5,623,804)

	DEBT FUNDS - 47.6%
179,547	iShares 0-5 Year High Yield Corporate Bond ETF	8,336,367
104,437	iShares JP Morgan USD Emerging Markets Bond ETF	11,964,303
223,113	iShares Preferred & Income Securities ETF	8,386,818
355,318	iShares Short Maturity Bond ETF	17,854,729
52,099	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	4,763,412
176,920	VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	6,017,049
	TOTAL DEBT FUNDS (Cost - $56,547,862)	57,322,678

	EQUITY FUNDS - 45.0%
112,621	iShares Core MSCI Emerging Markets ETF	6,054,505
120,817	iShares Core MSCI Europe ETF	6,025,144
373,117	iShares Edge MSCI International Quality Factor ETF	12,047,948
119,186	iShares Edge MSCI USA Quality Factor ETF	12,037,786
201,648	iShares Edge MSCI USA Value Factor ETF	18,093,875
	TOTAL EQUITY FUNDS (Cost - $48,222,930)	54,259,258

	TOTAL EXCHANGE TRADED FUNDS (Cost - $110,394,596)	117,537,061

	SHORT-TERM INVESTMENT - 2.5%
	MONEY MARKET FUND - 2.5%
3,049,946	Goldman Sachs Financial Square Funds - Government Fund - Institutional Class, 1.50% *	3,049,946
	TOTAL SHORT-TERM INVESTMENT (Cost - $3,049,946)

	TOTAL INVESTMENTS - 100.0% (Cost - $113,444,542)	$120,587,007
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)% **	(45,297)
	NET ASSETS - 100.0%	$120,541,710

EM - Emerging Markets

ETF - Exchange Traded Fund

MSCI - Morgan Stanley Capital International

SPDR - Standard & Poor’s Depositary Receipt

*	Money market fund; interest rate reflects effective yield on December 31, 2019

**	Represents less than 0.05%

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2019

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum	Power Global Tactical
	Fund	Index Fund	Mid-Cap Index Fund	Index Fund	Index Fund	Allocation/JA Fund
ASSETS
Investment securities:
At cost	$143,576,994	$129,134,875	$22,760,296	$65,218,187	$41,173,362	$113,444,542
At value	$147,402,542	$132,560,807	$24,166,216	$65,754,604	$41,179,597	$120,587,007
Receivable for Fund shares sold	160,196	51,844	60,554	28,419	60,197	121,231
Dividends and interest receivable	52,718	295,525	51,813	1,496	17,145	31,720
Prepaid expenses and other assets	28,327	33,978	24,933	25,274	31,228	11,994
TOTAL ASSETS	147,643,783	132,942,154	24,303,516	65,809,793	41,288,167	120,751,952

LIABILITIES
Security lending collateral (Note 5)	—	—	—	—	822,067	—
Payable for Fund shares repurchased	238,345	2,044,557	139,327	120,871	122,823	97,645
Investment advisory fees payable	120,982	116,254	20,449	35,705	34,845	73,418
Distribution (12b-1) fees payable	5,748	26,232	1,704	—	3,948	4,404
Payable to related parties	14,312	89,972	4,294	7,044	12,149	16,151
Payable to trustees	634	634	634	664	664	95
Accrued expenses and other liabilities	27,896	117,744	14,376	21,724	11,993	18,529
TOTAL LIABILITIES	407,917	2,395,393	180,784	186,008	1,008,489	210,242
NET ASSETS	$147,235,866	$130,546,761	$24,122,732	$65,623,785	$40,279,678	$120,541,710

COMPOSITION OF NET ASSETS:
Paid in capital	$154,345,654	$241,529,580	$26,880,060	$66,698,627	$39,543,160	$119,469,608
Accumulated earnings/(deficit)	(7,109,788)	(110,982,819)	(2,757,328)	(1,074,842)	736,518	1,072,102
NET ASSETS	$147,235,866	$130,546,761	$24,122,732	$65,623,785	$40,279,678	$120,541,710

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$11,611,061	$32,906,992	$1,196,473	$167,491	$5,090,245	$18,519,232
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,149,956	3,948,173	121,078	16,989	499,375	1,813,010
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.10	$8.33	$9.88	$9.86	$10.19	$10.21
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$10.63	$8.77	$10.40	$10.38	$10.73	$10.75

Class C Shares:
Net Assets	$3,742,759	$21,723,855	$1,719,671	$386,912	$3,339,381	$769,328
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	374,973	2,623,293	173,767	39,557	335,412	75,346
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.98	$8.28	$9.90	$9.78	$9.96	$10.21

Class I Shares:
Net Assets	$131,882,046	$75,915,914	$21,206,588	$65,069,382	$31,850,052	$101,253,150
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	13,078,303	9,157,236	2,146,543	6,578,686	3,106,963	9,933,416
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.08	$8.29	$9.88	$9.89	$10.25	$10.19

(a)	On investments of $50,000 or more, the offering price is reduced.

See accompanying notes to financial statements.

Power Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended December 31, 2019 (Unaudited)

	Power Income	Power Dividend	Power Dividend	Power Floating Rate	Power Momentum	Power Global Tactical
	Fund	Index Fund	Mid-Cap Index Fund	Index Fund	Index Fund	Allocation/JA Fund
INVESTMENT INCOME
Dividends (including foreign dividend tax withholding of $0, $0, $0, $0, $1,357, and $0, respectively)	$2,861,609	$3,268,013	$548,336	$1,705,304	$307,191	$1,719,936
Interest	22,531	13,353	2,609	30,171	3,093	18,827
Securities lending	217	86	—	2,661	203	171
TOTAL INVESTMENT INCOME	2,884,357	3,281,452	550,945	1,738,136	310,487	1,738,934

EXPENSES
Investment advisory fees	730,622	965,132	137,080	227,147	235,548	429,302
Distribution (12b-1) fees:
Class A	16,159	53,814	1,927	375	7,047	21,909
Class C	18,463	132,088	8,620	2,209	17,345	3,788
Administration fees	56,026	81,297	17,488	30,978	23,524	44,951
Third Party Administrative Servicing Fees	46,596	76,341	8,585	26,241	16,007	19,343
Registration fees	28,958	34,280	23,905	24,110	27,722	21,429
Transfer agent fees	24,961	55,754	6,574	12,166	7,547	12,672
Accounting services fees	24,686	28,501	18,955	20,935	19,787	23,071
Printing and postage expenses	14,289	56,520	7,128	9,402	8,324	10,882
Legal fees	9,836	20,796	4,552	9,180	9,865	8,837
Trustees’ fees and expenses	8,403	8,403	8,403	8,434	8,434	7,864
Custodian fees	7,809	31,652	3,655	6,110	5,079	6,514
Compliance officer fees	5,300	7,451	2,997	3,901	3,402	4,828
Audit fees	3,918	6,268	3,918	6,268	6,268	3,980
Insurance expense	1,684	2,863	538	892	614	1,404
Other expenses	1,978	2,130	2,123	4,517	2,140	4,202
TOTAL EXPENSES	999,688	1,563,290	256,448	392,865	398,653	624,976

NET INVESTMENT INCOME	1,884,669	1,718,162	294,497	1,345,271	(88,166)	1,113,958

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain/(loss) from security transactions	1,420,216	(11,155,165)	145,869	(719,504)	1,888,953	2,024,988
Net change in unrealized appreciation/(depreciation) on investments	520,708	4,017,531	1,064,271	203,619	(610,857)	2,659,691
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,940,924	(7,137,634)	1,210,140	(515,885)	1,278,096	4,684,679

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,825,593	$(5,419,472)	$1,504,637	$829,386	$1,189,930	$5,798,637

See accompanying notes to financial statements.

Power Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$1,884,669	$4,655,953
Net realized gain (loss) from security transactions	1,420,216	(716,736)
Net change in unrealized appreciation on investments	520,708	4,353,574
Net increase in net assets resulting from operations	3,825,593	8,292,791

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions paid:
Class A	(122,177)	(514,994)
Class C	(24,125)	(83,665)
Class I	(1,487,185)	(4,120,585)
Net decrease in net assets resulting from distributions to shareholders	(1,633,487)	(4,719,244)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,463,349	1,747,187
Class C	651,293	624,259
Class I	14,886,660	46,934,909
Net asset value of shares issued in reinvestment of distributions:
Class A	79,889	393,310
Class C	19,359	62,914
Class I	1,080,835	3,042,171
Payments for shares redeemed:
Class A	(4,040,322)	(15,374,283)
Class C	(479,006)	(2,132,600)
Class I	(21,484,478)	(50,902,481)
Net decrease in net assets resulting from shares of beneficial interest	(7,822,421)	(15,604,614)

TOTAL DECREASE IN NET ASSETS	(5,630,315)	(12,031,067)

NET ASSETS
Beginning of Period	152,866,181	164,897,248
End of Period	$147,235,866	$152,866,181

SHARE ACTIVITY
Class A:
Shares Sold	146,559	179,981
Shares Reinvested	7,982	41,179
Shares Redeemed	(403,837)	(1,568,189)
Net decrease in shares of beneficial interest outstanding	(249,296)	(1,347,029)

Class C:
Shares Sold	66,226	64,827
Shares Reinvested	1,955	6,688
Shares Redeemed	(48,569)	(222,392)
Net increase (decrease) in shares of beneficial interest outstanding	19,612	(150,877)

Class I:
Shares Sold	1,482,468	4,801,074
Shares Reinvested	108,042	317,174
Shares Redeemed	(2,155,028)	(5,205,985)
Net decrease in shares of beneficial interest outstanding	(564,518)	(87,737)

See accompanying notes to financial statements.

Power Dividend Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$1,718,162	$10,342,554
Net realized loss from security transactions	(11,155,165)	(40,979,655)
Net change in unrealized appreciation on investments	4,017,531	7,945,368
Net decrease in net assets resulting from operations	(5,419,472)	(22,691,733)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Total Distributions paid:
Class A	(595,102)	(19,171,692)
Class C	(283,054)	(9,866,454)
Class I	(1,651,487)	(84,406,665)
Net decrease in net assets resulting from distributions to shareholders	(2,529,643)	(113,444,811)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	750,686	10,266,526
Class C	417,884	5,311,494
Class I	8,574,655	111,204,857
Net asset value of shares issued in reinvestment of distributions:
Class A	560,218	17,702,468
Class C	257,214	9,085,159
Class I	1,545,254	80,202,957
Redemption fee proceeds:
Class A	5	7
Class I	—	2,516
Payments for shares redeemed:
Class A	(23,798,912)	(73,074,235)
Class C	(11,220,885)	(21,758,161)
Class I	(133,196,371)	(453,462,167)
Net decrease in net assets resulting from shares of beneficial interest	(156,110,252)	(314,518,579)

TOTAL DECREASE IN NET ASSETS	(164,059,367)	(450,655,123)

NET ASSETS
Beginning of Period	294,606,128	745,261,251
End of Period	$130,546,761	$294,606,128

SHARE ACTIVITY
Class A:
Shares Sold	91,668	946,558
Shares Reinvested	68,153	1,999,354
Shares Redeemed	(2,920,008)	(6,980,909)
Net decrease in shares of beneficial interest outstanding	(2,760,187)	(4,034,997)

Class C:
Shares Sold	50,620	486,564
Shares Reinvested	31,419	1,037,778
Shares Redeemed	(1,385,628)	(2,181,437)
Net decrease in shares of beneficial interest outstanding	(1,303,589)	(657,095)

Class I:
Shares Sold	1,055,702	10,776,012
Shares Reinvested	189,826	9,058,946
Shares Redeemed	(16,532,744)	(44,331,308)
Net decrease in shares of beneficial interest outstanding	(15,287,216)	(24,496,350)

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$294,497	$917,776
Net realized gain (loss) from security transactions	145,869	(3,701,908)
Net change in unrealized appreciation on investments	1,064,271	1,064,179
Net increase (decrease) in net assets resulting from operations	1,504,637	(1,719,953)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital:
Class A	—	(1,981)
Class C	—	(1,858)
Class I	—	(47,383)
Total distributions paid:
Class A	(10,606)	(46,668)
Class C	(7,590)	(24,516)
Class I	(216,788)	(1,297,077)
Net decrease in net assets resulting from distributions to shareholders	(234,984)	(1,419,483)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	26,140	2,512,213
Class C	163,502	2,050,656
Class I	2,610,175	49,019,499
Net asset value of shares issued in reinvestment of distributions:
Class A	10,397	47,959
Class C	6,430	23,926
Class I	214,378	1,335,534
Redemption fee proceeds:
Class I	—	49
Payments for shares redeemed:
Class A	(1,270,997)	(392,621)
Class C	(561,035)	(360,512)
Class I	(11,741,455)	(41,264,453)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(10,542,465)	12,972,250

TOTAL INCREASE (DECREASE) IN NET ASSETS	(9,272,812)	9,832,814

NET ASSETS
Beginning of Period	33,395,544	23,562,730
End of Period	$24,122,732	$33,395,544

SHARE ACTIVITY
Class A:
Shares Sold	2,834	258,682
Shares Reinvested	1,093	5,209
Shares Redeemed	(138,695)	(41,840)
Net increase (decrease) in shares of beneficial interest outstanding	(134,768)	222,051

Class C:
Shares Sold	17,704	211,734
Shares Reinvested	677	2,577
Shares Redeemed	(60,799)	(38,932)
Net increase (decrease) in shares of beneficial interest outstanding	(42,418)	175,379

Class I:
Shares Sold	279,771	5,059,484
Shares Reinvested	22,528	143,390
Shares Redeemed	(1,261,124)	(4,418,445)
Net increase (decrease) in shares of beneficial interest outstanding	(958,825)	784,429

See accompanying notes to financial statements.

Power Floating Rate Index Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$1,345,271	$2,555,180
Net realized loss from security transactions	(719,504)	(845,554)
Net change in unrealized appreciation on investments	203,619	1,197,918
Net increase in net assets resulting from operations	829,386	2,907,544

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(4,042)	(5,177)
Class C	(6,161)	(5,678)
Class I	(1,412,156)	(2,516,987)
Net decrease in net assets resulting from distributions to shareholders	(1,422,359)	(2,527,842)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	330,519	221,502
Class C	211,642	393,734
Class I	11,066,663	34,050,583
Net asset value of shares issued in reinvestment of distributions:
Class A	4,042	5,176
Class C	4,214	3,768
Class I	1,035,981	1,961,661
Redemption fee proceeds:
Class I	—	317
Payments for shares redeemed:
Class A	(428,870)	(7,490)
Class C	(222,760)	(1,610)
Class I	(25,961,537)	(29,249,766)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(13,960,106)	7,377,875

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,553,079)	7,757,577

NET ASSETS
Beginning of Period	80,176,864	72,419,287
End of Period	$65,623,785	$80,176,864

SHARE ACTIVITY
Class A:
Shares Sold	33,201	22,223
Shares Reinvested	410	522
Shares Redeemed	(43,297)	(754)
Net increase (decrease) in shares of beneficial interest outstanding	(9,686)	21,991

Class C:
Shares Sold	21,406	40,115
Shares Reinvested	431	384
Shares Redeemed	(22,627)	(162)
Net increase (decrease) in shares of beneficial interest outstanding	(790)	40,337

Class I:
Shares Sold	1,110,992	3,406,085
Shares Reinvested	104,803	197,053
Shares Redeemed	(2,610,171)	(2,923,213)
Net increase (decrease) in shares of beneficial interest outstanding	(1,394,376)	679,925

See accompanying notes to financial statements.

Power Momentum Index Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
FROM OPERATIONS	(Unaudited)
Net investment income (loss)	$(88,166)	$94,037
Net realized gain from security transactions	1,888,953	694,216
Net change in unrealized appreciation (depreciation) on investments	(610,857)	907,513
Net increase in net assets resulting from operations	1,189,930	1,695,766

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(215,410)	(274,746)
Class C	(144,413)	(201,489)
Class I	(1,329,322)	(2,401,099)
Net decrease in net assets resulting from distributions to shareholders	(1,689,145)	(2,877,334)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,502,155	4,531,022
Class C	743,035	3,221,189
Class I	8,642,468	40,166,989
Net asset value of shares issued in reinvestment of distributions:
Class A	201,896	268,463
Class C	124,780	185,775
Class I	1,277,154	2,301,016
Redemption fee proceeds:
Class A	—	22
Payments for shares redeemed:
Class A	(2,155,598)	(2,527,745)
Class C	(1,294,581)	(1,314,718)
Class I	(19,893,880)	(32,211,814)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(10,852,571)	14,620,199

TOTAL INCREASE (DECREASE) IN NET ASSETS	(11,351,786)	13,438,631

NET ASSETS
Beginning of Period	51,631,464	38,192,833
End of Period	$40,279,678	$51,631,464

SHARE ACTIVITY
Class A:
Shares Sold	143,458	435,441
Shares Reinvested	19,716	27,166
Shares Redeemed	(204,215)	(243,825)
Net increase (decrease) in shares of beneficial interest outstanding	(41,041)	218,782

Class C:
Shares Sold	71,812	312,343
Shares Reinvested	12,478	19,113
Shares Redeemed	(124,665)	(131,187)
Net increase (decrease) in shares of beneficial interest outstanding	(40,375)	200,269

Class I:
Shares Sold	818,258	3,815,210
Shares Reinvested	124,116	231,673
Shares Redeemed	(1,883,279)	(3,085,723)
Net increase (decrease) in shares of beneficial interest outstanding	(940,905)	961,160

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2019	June 30, 2019
FROM OPERATIONS	(Unaudited)
Net investment income	$1,113,958	$2,568,753
Net realized gain (loss) from security transactions	2,024,988	(7,974,088)
Net change in unrealized appreciation on investments	2,659,691	6,655,595
Net increase in net assets resulting from operations	5,798,637	1,250,260

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Total distributions paid:
Class A	(156,284)	(275,787)
Class C	(2,955)	(7,709)
Class I	(976,957)	(2,301,595)
Net decrease in net assets resulting from distributions to shareholders	(1,136,196)	(2,585,091)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,366,481	7,464,897
Class C	117,549	436,612
Class I	13,495,788	43,027,276
Net asset value of shares issued in reinvestment of distributions:
Class A	153,326	271,993
Class C	2,933	7,186
Class I	761,596	1,838,057
Payments for shares redeemed:
Class A	(688,793)	(2,701,562)
Class C	(291,985)	(125,002)
Class I	(16,524,244)	(37,798,019)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(1,607,349)	12,421,438

TOTAL INCREASE IN NET ASSETS	3,055,092	11,086,607

NET ASSETS
Beginning of Period	117,486,618	106,400,011
End of Period	$120,541,710	$117,486,618

SHARE ACTIVITY
Class A:
Shares Sold	138,250	764,534
Shares Reinvested	15,189	29,059
Shares Redeemed	(69,545)	(285,730)
Net increase in shares of beneficial interest outstanding	83,894	507,863

Class C:
Shares Sold	11,593	44,789
Shares Reinvested	287	783
Shares Redeemed	(29,960)	(12,981)
Net increase (decrease) in shares of beneficial interest outstanding	(18,080)	32,591

Class I:
Shares Sold	1,355,226	4,450,552
Shares Reinvested	75,754	195,727
Shares Redeemed	(1,685,979)	(3,945,754)
Net increase (decrease) in shares of beneficial interest outstanding	(254,999)	700,525

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.94		$9.70	$10.05	$9.85	$9.76	$10.34
Activity from investment operations:
Net investment income (1)	0.12		0.28	0.27	0.26	0.02	0.18
Net realized and unrealized gain (loss) on investments	0.14		0.22	(0.34)	0.21	0.13	(0.57)
Total from investment operations	0.26		0.50	(0.07)	0.47	0.15	(0.39)
Less distributions from:
Net investment income	(0.10)		(0.26)	(0.28)	(0.27)	(0.06)	(0.19)
Total distributions	(0.10)		(0.26)	(0.28)	(0.27)	(0.06)	(0.19)
Net asset value, end of period	$10.10		$9.94	$9.70	$10.05	$9.85	$9.76
Total return (2)	2.64	% (5)	5.24%	(0.72)%	4.78%	1.53%	(3.81)%
Net assets, at end of period (000s)	$11,611		$13,910	$26,645	$33,484	$29,161	$28,058
Ratio of expenses to average net assets (3)	1.56	% (6)	1.54%	1.54%	1.52%	1.53%	1.49%
Ratio of net investment income to average net assets (3,4)	2.33	% (6)	2.87%	2.74%	2.62%	0.17%	1.83%
Portfolio Turnover Rate	40	% (5)	175%	274%	253%	238%	554%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015 (1)
Net asset value, beginning of period	$9.83		$9.60	$9.95	$9.78	$9.75	$9.99
Activity from investment operations:
Net investment income (loss) (2)	0.08		0.20	0.19	0.19	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	0.14		0.22	(0.33)	0.19	0.12	(0.26)
Total from investment operations	0.22		0.42	(0.14)	0.38	0.07	(0.14)
Less distributions from:
Net investment income	(0.07)		(0.19)	(0.21)	(0.21)	(0.04)	(0.10)
Total distributions	(0.07)		(0.19)	(0.21)	(0.21)	(0.04)	(0.10)
Net asset value, end of period	$9.98		$9.83	$9.60	$9.95	$9.78	$9.75
Total return (3)	2.19	% (4)	4.47%	(1.41)%	3.93%	0.73%	(1.37	)% (4)
Net assets, at end of period (000s)	$3,743		$3,493	$4,861	$3,913	$3,234	$2,319
Ratio of expenses to average net assets (5)	2.31	% (6)	2.29%	2.29%	2.27%	2.28%	2.18	% (6)
Ratio of net investment income (loss) to average net assets (5,7)	1.59	% (6)	2.10%	1.95%	1.92%	(0.47)%	1.98	% (6)
Portfolio Turnover Rate	40	% (4)	175%	274%	253%	238%	554	% (8)

(1)	The Power Income Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

See accompanying notes to financial statements.

Power Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$9.93		$9.71	$10.06	$9.85	$9.75	$10.33
Activity from investment operations:
Net investment income (1)	0.13		0.30	0.30	0.29	0.02	0.21
Net realized and unrealized gain (loss) on investments	0.13		0.23	(0.34)	0.21	0.14	(0.58)
Total from investment operations	0.26		0.53	(0.04)	0.50	0.16	(0.37)
Less distributions from:
Net investment income	(0.11)		(0.31)	(0.31)	(0.29)	(0.06)	(0.21)
Total distributions	(0.11)		(0.31)	(0.31)	(0.29)	(0.06)	(0.21)
Net asset value, end of period	$10.08		$9.93	$9.71	$10.06	$9.85	$9.75
Total return (2)	2.68	% (5)	5.56%	(0.47)%	5.07%	1.70%	(3.57)%
Net assets, at end of period (000s)	$131,882		$135,463	$133,392	$171,214	$165,290	$232,718
Ratio of expenses to average net assets (3)	1.31	% (6)	1.29%	1.29%	1.27%	1.28%	1.25%
Ratio of net investment income to average net assets (3,4)	2.62	% (6)	3.03%	3.01%	2.89%	0.24%	2.06%
Portfolio Turnover Rate	40	% (5)	175%	274%	253%	238%	554%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2019		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2019	2018	2017	2016	2015
Net asset value, beginning of period	$8.43		$11.60	$11.75	$10.94	$10.78	$11.14
Activity from investment operations:
Net investment income (1)	0.07		0.20	0.28	0.29	0.01	0.29
Net realized and unrealized gain (loss) on investments	(0.03)		(0.79)	(0.07)	0.79	0.38	(0.38)
Total from investment operations	0.04		(0.59)	0.21	1.08	0.39	(0.09)
Less distributions from:
Net investment income	(0.14)		(0.18)	(0.27)	(0.27)	(0.02)	(0.27)
Net realized gains	—		(2.40)	(0.09)	—	(0.19)	(0.00	) (2)
Return of capital	—		—	—	—	(0.02)	—
Total distributions	(0.14)		(2.58)	(0.36)	(0.27)	(0.23)	(0.27)
Paid-in-Capital From Redemption Fees (1,2)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$8.33		$8.43	$11.60	$11.75	$10.94	$10.78
Total return (3)	0.44	% (6)	(5.82)%	1.65%	9.94%	3.75%	(0.81)%
Net assets, at end of period (000s)	$32,907		$56,578	$124,630	$276,098	$162,875	$100,736
Ratio of expenses to average net assets (4)	1.66	% (7)	1.52%	1.43%	1.45%	1.50%	1.51%
Ratio of net investment income to average net assets (4,5)	1.76	% (7)	1.97%	2.27%	2.49%	0.08%	2.61%
Portfolio Turnover Rate	136	% (6)	319%	265%	56%	99%	77%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended	Year Ended		Period Ended
	2019		June 30,	June 30,		June 30,	June 30,		June 30,
	(Unaudited)		2019	2018		2017	2016		2015 (1)
Net asset value, beginning of period	$8.38		$11.51	$11.67		$10.88	$10.77		$11.51
Activity from investment operations:
Net investment income (loss) (2)	0.04		0.12	0.18		0.20	(0.07)		0.11
Net realized and unrealized gain (loss) on investments	(0.04)		(0.77)	(0.07)		0.78	0.37		(0.68)
Total from investment operations	0.00		(0.65)	0.11		0.98	0.30		(0.57)
Less distributions from:
Net investment income	(0.10)		(0.08)	(0.18)		(0.19)	(0.00	) (3)	(0.17)
Net realized gains	—		(2.40)	(0.09)		—	(0.19)		(0.00	) (3)
Total distributions	(0.10)		(2.48)	(0.27)		(0.19)	(0.19)		(0.17)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$8.28		$8.38	$11.51		$11.67	$10.88		$10.77
Total return (4)	0.03	% (6)	(6.43)%	0.85	% (5)	9.07%	2.97%		(4.96	)% (6)
Net assets, at end of period (000s)	$21,724		$32,900	$52,777		$53,076	$30,411		$12,825
Ratio of expenses to average net assets (9)	2.41	% (7)	2.27%	2.18%		2.20%	2.25%		2.36	% (7)
Ratio of net investment income (loss) to average net assets (9) (10)	1.04	% (7)	1.20%	1.52%		1.73%	(0.66)%		1.72	% (7)
Portfolio Turnover Rate	136	% (6)	319%	265%		56%	99%		77	% (8)

(1)	The Power Dividend Index Fund’s Class C shares commenced operations November 25, 2014.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the portfolio turnover for the Fund for the entire year ended June 30, 2015.

(9)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(10)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	2019		June 30,	June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value, beginning of period	$8.39		$11.60	$11.76		$10.95	$10.78	$11.14
Activity from investment operations:
Net investment income (1)	0.08		0.22	0.31		0.32	0.02	0.32
Net realized and unrealized gain (loss) on investments	(0.03)		(0.78)	(0.08)		0.79	0.40	(0.39)
Total from investment operations	0.05		(0.56)	0.23		1.11	0.42	(0.07)
Less distributions from:
Net investment income	(0.15)		(0.25)	(0.30)		(0.30)	(0.04)	(0.29)
Net realized gains	—		(2.40)	(0.09)		—	(0.19)	(0.00	) (2)
Return of capital	—		—	—		—	(0.02)	—
Total distributions	(0.15)		(2.65)	(0.39)		(0.30)	(0.25)	(0.29)
Paid-in-Capital From Redemption Fees (1)	—		0.00 (2)	0.00	(2)	0.00 (2)	0.00 (2)	0.00	(2)
Net asset value, end of period	$8.29		$8.39	$11.60		$11.76	$10.95	$10.78
Total return (3)	0.59	% (7)	(5.53)%	1.84	% (4)	10.19%	4.05%	(0.59)%
Net assets, at end of period (000s)	$75,916		$205,128	$567,854		$434,322	$273,188	$245,339
Ratio of expenses to average net assets (5)	1.41	% (8)	1.27%	1.18%		1.20%	1.25%	1.25%
Ratio of net investment income to average net assets (5,6)	1.94	% (8)	2.20%	2.51%		2.71%	0.16%	2.88%
Portfolio Turnover Rate	136	% (7)	319%	265%		56%	99%	77%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Not annualized.

(8)	Annualized.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.33		$9.83	$10.00
Activity from investment operations:
Net investment income (2)	0.09		0.17	0.07
Net realized and unrealized gain (loss) on investments	0.54		(0.42)	(0.15)
Total from investment operations	0.63		(0.25)	(0.08)
Less distributions from:
Net investment income	(0.08)		(0.15)	(0.09)
Net realized gains	—		(0.09)	—
Return of capital	—		(0.01)	—
Total distributions	(0.08)		(0.25)	(0.09)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)
Net asset value, end of period	$9.88		$9.33	$9.83
Total return (4)	6.77	% (5)	(2.58)%	(0.80	)% (5)
Net assets, at end of period (000’s)	$1,196		$2,388	$332
Ratio of expenses to average net assets before fee waivers/recapture (7)	2.04	% (6)	1.80%	2.43	% (6)
Ratio of net expenses to average net assets (7)	2.04	% (6)	1.80%	2.25	% (6)
Ratio of net investment income to average net assets (7,8)	1.89	% (6)	1.82%	1.33	% (6)
Portfolio Turnover Rate	13	% (5)	561%	98	% (5)

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.35		$9.81	$10.00
Activity from investment operations:
Net investment income (2)	0.06		0.09	0.04
Net realized and unrealized gain (loss) on investments	0.53		(0.40)	(0.16)
Total from investment operations	0.59		(0.31)	(0.12)
Less distributions from:
Net investment income	(0.04)		(0.05)	(0.07)
Net realized gains	—		(0.09)	—
Return of capital	—		(0.01)	—
Total distributions	(0.04)		(0.15)	(0.07)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)
Net asset value, end of period	$9.90		$9.35	$9.81
Total return (4)	6.37	% (5)	(3.16)%	(1.23	)% (5)
Net assets, at end of period (000’s)	$1,720		$2,021	$400
Ratio of expenses to average net assets before fee waivers (7)	2.79	% (6)	2.55%	3.18	% (6)
Ratio of net expenses to average net assets (7)	2.79	% (6)	2.55%	3.00	% (6)
Ratio of net investment income to average net assets (7,8)	1.21	% (6)	1.01%	0.72	% (6)
Portfolio Turnover Rate	13	% (5)	561%	98	% (5)

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Dividend Mid-Cap Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.33		$9.84	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.18	0.10
Net realized and unrealized gain (loss) on investments	0.53		(0.41)	(0.16)
Total from investment operations	0.64		(0.23)	(0.06)
Less distributions from:
Net investment income	(0.09)		(0.18)	(0.10)
Net realized gains	—		(0.09)	—
Return of capital	—		(0.01)	—
Total distributions	(0.09)		(0.28)	(0.10)
Paid-in-Capital From Redemption Fees (2)	—		0.00 (3)	0.00	(3)
Net asset value, end of period	$9.88		$9.33	$9.84
Total return (4)	6.93	% (5)	(2.31)%	(0.64	)% (5)
Net assets, at end of period (000’s)	$21,207		$28,986	$22,830
Ratio of expenses to average net assets before fee waivers (7)	1.79	% (6)	1.55%	1.91	% (6)
Ratio of net expenses to average net assets (7)	1.79	% (6)	1.55%	1.89	% (6)
Ratio of net investment income to average net assets (7,8)	2.22	% (6)	1.92%	1.92	% (6)
Portfolio Turnover Rate	13	% (5)	561%	98	% (5)

(1)	The Power Dividend Mid-Cap Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.93		$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.18		0.33	0.12
Net realized and unrealized gain (loss) on investments	(0.06)		0.02	(0.10)
Total from investment operations	0.12		0.35	0.02
Less distributions from:
Net investment income	(0.19)		(0.30)	(0.14)
Total distributions	(0.19)		(0.30)	(0.14)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)
Net asset value, end of period	$9.86		$9.93	$9.88
Total return (4)	1.25	% (5)	3.61%	0.17	% (5)
Net assets, at end of period (000’s)	$167		$265	$46
Ratio of expenses to average net assets before fee waivers/recapture (8)	1.36	% (6)	1.33%	2.38	% (6)
Ratio of net expenses to average net assets (8)	1.36	% (6)	1.33%	2.25	% (6)
Ratio of net investment income to average net assets (7,8)	3.60	% (6)	3.27%	2.31	% (6)
Portfolio Turnover Rate	211	% (5)	209%	9	% (5)

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.86		$9.79	$10.00
Activity from investment operations:
Net investment income (2)	0.14		0.25	0.07
Net realized and unrealized gain (loss) on investments	(0.07)		0.08	(0.08)
Total from investment operations	0.07		0.33	(0.01)
Less distributions from:
Net investment income	(0.15)		(0.26)	(0.20)
Total distributions	(0.15)		(0.26)	(0.20)
Net asset value, end of period	$9.78		$9.86	$9.79
Total return (3)	0.77	% (4)	3.36%	(0.11	)% (4)
Net assets, at end of period (000’s)	$387		$398	$100	(5)
Ratio of expenses to average net assets before fee waivers/recapture (8)	2.11	% (6)	2.08%	3.13	% (6)
Ratio of net expenses to average net assets (8)	2.11	% (6)	2.08%	3.00	% (6)
Ratio of net investment income to average net assets (7,8)	2.83	% (6)	2.55%	1.33	% (6)
Portfolio Turnover Rate	211	% (4)	209%	9	% (4)

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Not in 000’s.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Floating Rate Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.97		$9.92	$10.00
Activity from investment operations:
Net investment income (2)	0.19		0.34	0.17
Net realized and unrealized gain (loss) on investments	(0.06)		0.05	(0.10)
Total from investment operations	0.13		0.39	0.07
Less distributions from:
Net investment income	(0.21)		(0.34)	(0.15)
Total distributions	(0.21)		(0.34)	(0.15)
Paid-in-Capital From Redemption Fees (2)	—		0.00 (3)	0.00	(3)
Net asset value, end of period	$9.89		$9.97	$9.92
Total return (4)	1.32	% (5)	3.93%	0.66	% (5)
Net assets, at end of period (000’s)	$65,069		$79,514	$72,373
Ratio of expenses to average net assets before fee waivers (8)	1.11	% (6)	1.08%	1.15	% (6)
Ratio of net expenses to average net assets (8)	1.11	% (6)	1.08%	1.13	% (6)
Ratio of net investment income to average net assets (7,8)	3.84	% (6)	3.41%	3.40	% (6)
Portfolio Turnover Rate	211	% (5)	209%	9	% (5)

(1)	The Power Floating Rate Index Fund commenced operations December 27, 2017.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended		Period Ended
	2019		June 30,	June 30,		June 30,
	(Unaudited)		2019	2018		2017 (1)
Net asset value, beginning of period	$10.38		$10.63	$10.20		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.03)		0.00 (3)	(0.01)		(0.04)
Net realized and unrealized gain on investments	0.29		0.33	0.94		0.25
Total from investment operations	0.26		0.33	0.93		0.21
Less distributions from:
Net investment income	—		(0.01)	—		(0.01)
Net realized gains	(0.45)		(0.57)	(0.50)		—
Total distributions	(0.45)		(0.58)	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		0.00 (3)	0.00	(3)	0.00	(3)
Net asset value, end of period	$10.19		$10.38	$10.63		$10.20
Total return (4)	2.44	% (6)	3.36%	8.99	% (5)	2.14	% (6)
Net assets, at end of period (000’s)	$5,090		$5,610	$3,420		$185
Ratio of expenses to average net assets before fee waivers/recapture (10)	1.79	% (7)	1.76%	1.86%		2.37	% (7)
Ratio of net expenses after waiver/recapture to average net assets (10)	1.79	% (7)	1.76%	1.91	% (8)	2.25	% (7)
Ratio of net investment income/(loss) to average net assets (9,10)	(0.50	)% (7)	0.03%	(0.09)%		(0.68	)% (7)
Portfolio Turnover Rate	222	% (6)	571%	484%		240	% (6)

(1)	The Power Momentum Index Fund Class A shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 8.68%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended		Period Ended
	2019		June 30,	June 30,		June 30,
	(Unaudited)		2019	2018		2017 (1)
Net asset value, beginning of period	$10.19		$10.51	$10.17		$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.07)	(0.09)		(0.06)
Net realized and unrealized gain on investments	0.29		0.32	0.93		0.24
Total from investment operations	0.22		0.25	0.84		0.18
Less distributions from:
Net investment income	—		—	—		(0.01)
Net realized gains	(0.45)		(0.57)	(0.50)		—
Total distributions	(0.45)		(0.57)	(0.50)		(0.01)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00	(3)
Net asset value, end of period	$9.96		$10.19	$10.51		$10.17
Total return (4)	2.10	% (7)	2.64%	8.11	% (5,6)	1.84	% (7)
Net assets, at end of period (000’s)	$3,339		$3,828	$1,845		$532
Ratio of expenses to average net assets before fee waivers (10)	2.54	% (8)	2.51%	2.66%		3.00	% (8)
Ratio of net expenses after waiver to average net assets (10)	2.54	% (8)	2.51%	2.66%		3.00	% (8)
Ratio of net investment loss to average net assets (9,10)	(1.26	)% (8)	(0.71)%	(0.89)%		(1.25	)% (8)
Portfolio Turnover Rate	222	% (7)	571%	484%		240	% (7)

(1)	The Power Momentum Index Fund Class C shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.31% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 7.80%.

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(7)	Not annualized.

(8)	Annualized.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Momentum Index Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended		Period Ended
	2019		June 30,	June 30,		June 30,
	(Unaudited)		2019	2018		2017 (1)
Net asset value, beginning of period	$10.42		$10.67	$10.21		$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.03	0.00	(3)	0.02
Net realized and unrealized gain on investments	0.29		0.32	0.96		0.21
Total from investment operations	0.28		0.35	0.96		0.23
Less distributions from:
Net investment income	—		(0.03)	(0.00	) (3)	(0.02)
Net realized gains	(0.45)		(0.57)	(0.50)		—
Total distributions	(0.45)		(0.60)	(0.50)		(0.02)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)	0.00	(3)
Net asset value, end of period	$10.25		$10.42	$10.67		$10.21
Total return (4)	2.63	% (6)	3.53%	9.30	% (5)	2.28	% (6)
Net assets, at end of period (000’s)	$31,850		$42,194	$32,927		$32,497
Ratio of expenses to average net assets before fee waivers/recapture (10)	1.54	% (7)	1.51%	1.62%		2.12	% (7)
Ratio of net expenses after waiver/recapture to average net assets (10)	1.54	% (7)	1.51%	1.66	% (8)	2.00	% (7)
Ratio of net investment income (loss) to average net assets (9,10)	(0.26	)% (7)	0.28%	0.04%		0.29	% (7)
Portfolio Turnover Rate	222	% (6)	571%	484%		240	% (6)

(1)	The Power Momentum Index Fund Class I shares commenced operations December 23, 2016.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	For the period ended June 30, 2018, 0.30% of the Fund’s total return consisted of a reimbursement by a related party. Excluding this item, total return would have been 9.00%.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets inclusive of the Advisor’s recapture of waived/reimbursed fees from prior periods.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(10)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.80		$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.09		0.19	0.01
Net realized and unrealized gain (loss) on investments	0.41		(0.10)	(0.10)
Total from investment operations	0.50		0.09	(0.09)
Less distributions from:
Net investment income	(0.09)		(0.17)	(0.03)
Total distributions	(0.09)		(0.17)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)
Net asset value, end of period	$10.21		$9.80	$9.88
Total return (4)	5.09	% (5)	0.95%	(0.85	)% (5)
Net assets, at end of period (000’s)	$18,519		$16,944	$12,060
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.29	% (7)	1.32%	1.71	% (7)
Ratio of net expenses to average net assets (6)	1.29	% (7)	1.34%	1.45	% (7)
Ratio of net investment income to average net assets (6,8)	1.77	% (7)	1.95%	3.56	% (7)
Portfolio Turnover Rate	99	% (5)	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.79		$9.86	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.11	0.06
Net realized and unrealized gain (loss) on investments	0.43		(0.09)	(0.17)
Total from investment operations	0.47		0.02	(0.11)
Less distributions from:
Net investment income	(0.05)		(0.09)	(0.03)
Total distributions	(0.05)		(0.09)	(0.03)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)
Net asset value, end of period	$10.21		$9.79	$9.86
Total return (4)	4.75	% (5)	0.26%	(1.14	)% (5)
Net assets, at end of period (000’s)	$769		$915	$600
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	2.04	% (7)	2.07%	2.46	% (7)
Ratio of net expenses to average net assets (6)	2.04	% (7)	2.09%	2.20	% (7)
Ratio of net investment income to average net assets (6,8)	0.83	% (7)	1.18%	2.53	% (7)
Portfolio Turnover Rate	99	% (5)	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Global Tactical Allocation/JA Forlines Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Period Ended
	2019		June 30,	June 30,
	(Unaudited)		2019	2018 (1)
Net asset value, beginning of period	$9.78		$9.88	$10.00
Activity from investment operations:
Net investment income (2)	0.10		0.21	0.11
Net realized and unrealized gain (loss) on investments	0.41		(0.09)	(0.19)
Total from investment operations	0.51		0.12	(0.08)
Less distributions from:
Net investment income	(0.10)		(0.22)	(0.04)
Total distributions	(0.10)		(0.22)	(0.04)
Paid-in-Capital From Redemption Fees (2)	—		—	0.00	(3)
Net asset value, end of period	$10.19		$9.78	$9.88
Total return (4)	5.22	% (5)	1.27%	(0.83	)% (5)
Net assets, at end of period (000’s)	$101,253		$99,627	$93,740
Ratio of expenses to average net assets before Advisory fee waiver/recapture (6)	1.04	% (7)	1.07%	1.46	% (7)
Ratio of net expenses to average net assets (6)	1.04	% (7)	1.09%	1.20	% (7)
Ratio of net investment income to average net assets (6,8)	1.97	% (7)	2.20%	4.36	% (7)
Portfolio Turnover Rate	99	% (5)	210%	11	% (5)

(1)	The Fund commenced operations April 6, 2018.

(2)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(3)	Amount is less than $0.01.

(4)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(5)	Not annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2019

1.	ORGANIZATION

The Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund, Power Momentum Index Fund and Power Global Tactical Allocation/JA Forlines Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Power Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Power Dividend Index Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Power Income Fund and Power Dividend Index Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Power Dividend Mid-Cap Index Fund and Power Floating Rate Index Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Power Momentum Index Fund commenced operations on December 23, 2016. The Power Global Tactical Allocation/JA Forlines Fund Class A, Class C and Class I shares commenced operations on April 6, 2018.

The Funds’ investment objectives are as follows:

Power Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Dividend Index Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Power Dividend Mid-Cap Index Fund – to maximize total return from income and capital appreciation with the preservation of capital as a secondary objective.

Power Floating Rate Index Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Power Momentum Index Fund – capital growth with a secondary objective of generating income.

Power Global Tactical Allocation/JA Forlines Fund – long-term capital appreciation.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standards Update (“ASU”) 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2019 for the Funds’ investments measured at fair value:

Power Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$144,922,397	$—	$—	$144,922,397
Short-Term Investments	2,480,145	—	—	2,480,145
Total	$147,402,542	$—	$—	$147,402,542

Power Dividend Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$132,374,159	$—	$—	$132,374,159
Short-Term Investments	186,648	—	—	186,648
Total	$132,560,807	$—	$—	$132,560,807

Power Dividend Mid-Cap Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$22,895,258	$—	$—	$22,895,258
REITS	946,316	—	—	946,316
Short-Term Investment	324,642	—	—	324,642
Total	$24,166,216	$—	$—	$24,166,216

Power Floating Rate Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$18,010,148	$—	$—	$18,010,148
Mutual Funds	46,527,466	—	—	46,527,466
Short-Term Investment	1,216,990	—	—	1,216,990
Total	$65,754,604	$—	$—	$65,754,604

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Power Momentum Index Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$39,948,811	$—	$—	$39,948,811
Short-Term Investment	408,719	—	—	408,719
Collateral For Securities Loaned	822,067	—	—	822,067
Total	$41,179,597	$—	$—	$41,179,597

Power Global Tactical Allocation/JA Forlines

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$117,537,061	$—	$—	$117,537,061
Short-Term Investment	3,049,946	—	—	3,049,946
Total	$120,587,007	$—	$—	$120,587,007

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolios of Investments for security or industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2017 - 2019, or expected to be taken in the Funds’ June 30, 2020 tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Power Income Fund	$57,981,186	$64,988,919
Power Dividend Index Fund	265,086,469	421,072,140
Power Dividend Mid-Cap Index Fund	3,511,320	13,747,091
Power Floating Rate Index Fund	146,195,298	158,838,013
Power Momentum Index Fund	103,047,108	115,797,164
Power Global Tactical Allocation/JA Forlines	111,674,552	114,605,604

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

W.E. Donoghue & Co., LLC. serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund and Power Momentum Index Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Power Floating Rate Index Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Power Global Tactical Allocation/JA Forlines pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended December 31, 2019, the Advisor earned fees as follows:

Management Fee
Power Income Fund	$730,622
Power Dividend Index Fund	965,132
Power Dividend Mid-Cap Index Fund	137,080
Power Floating Rate Index Fund	227,147
Power Momentum Index Fund	235,548
Power Global Tactical Allocation/JA Forlines Fund	429,302

The Advisor has contractually agreed to waive all or part of its management fees and/or make payments to limit the expenses of the Power Income Fund, Power Dividend Index, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and Power Momentum Index Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor))) at least until October 31, 2021, so that the total annual operating expenses do not exceed 2.25%, 3.00% and 2.00% of the average daily net assets of Class A, Class C and Class I shares, respectively, of each of the Power Income Fund, Power Dividend Index Fund, Power Dividend Mid-Cap Index Fund, Power Floating Rate Index Fund and the Power Momentum Index Fund. The Total Annual operating expenses do not exceed 1.45%, 2.20% and 1.20% of the average daily net assets of Class A, Class C and Class I shares, respectively, of the Power Tactical Allocation/JA Forlines Fund. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement. For the six months ended December 31, 2019 no fees were waived for any of the Funds.

During the six months ended December 31, 2019 there were no advisory fees recaptured.

As of December 31, 2019, there were no advisory fees subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor” or “NLD”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2019 the Funds incurred distribution fees as follows:

	Class A	Class C
Power Income Fund	$16,159	$18,463
Power Dividend Index Fund	53,814	132,088
Power Dividend Mid-Cap Index Fund	1,927	8,620
Power Floating Rate Index Fun	375	2,209
Power Momentum Index Fund	7,047	17,345
Power Tactical Allocation/JA Forlines Fund	21,909	3,788

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the six months ended December 31, 2019 the distributor received underwriter commissions as follows:

	Underwriter	Retained By
	Commissions	Principal Underwriter
Power Income Fund	$8,321	$1,328
Power Dividend Index Fund	8,177	1,433
Power Dividend Mid-Cap Index Fund	653	98
Power Floating Rate Index Fund	—	—
Power Momentum Index Fund	9,467	1,633
Power Global Tactical Allocation/JA Forlines Fund	11,344	1,803

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Blu Giant, LLC (“Blu Giant”), an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	SECURITIES LENDING

Under an agreement (the “Securities Lending Agreement”) with the Securities Finance Trust Company (“SFTC”), the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds have the right under the Securities Lending Agreement to recover the securities from the borrower on demand; if the borrower fails to deliver the securities on a timely basis, the Funds could experience delays or losses on recovery. Additionally, the Funds are subject to the risk of loss from investments made with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table breaks out the Funds’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2019:

Power Momentum Index Fund	Remaining Contractual Maturity of the Agreements as of December 31, 2019

	Overnight and		Between 30
Securities Lending Transactions	Continuous	< 30 days	& 90 days	> 90 days	Total
Money Market Fund	$822,067	$—	$—	$—	$822,067
Total Borrowings	$822,067	$—	$—	$—	$822,067
Gross amount of recognized liabilities for securities lending transactions					$822,067

At December 31, 2019, the Fund had loaned securities and received cash collateral for the loan. This cash was held as both cash and invested in the Fidelity Investments Money Market Government Portfolio-Institutional Class (“Money Market Fund”) as shown in the Portfolio of Investments. The Fund receives compensation relating to the lending of the Fund’s securities as reflected in the Statement of Operations. The fair value of the “Collateral for Securities Loaned” on the Portfolio of Investments includes only the portion of collateral invested in the Money Market Fund. These amounts are offset by a liability recorded as “Securities lending collateral” as shown on the Statement of Assets and Liabilities.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

6.	REDEMPTION FEES

The Power Dividend Index Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells his or her shares after holding them for less than 30 days. The redemption fee is paid directly to each of the respective Funds. For the six months ended December 31, 2019 the Funds assessed redemption fees as follows:

	Class A	Class C	Class I
Power Dividend Index Fund	$5	$—	$—

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2019 and June 30, 2018 was as follows:

	For the period ended June 30, 2019
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index Fund	$42,516,213	$70,928,598	$—	$113,444,811
Power Dividend Mid-Cap Index Fund	1,363,506	4,755	51,222	1,419,483
Power Floating Rate Index Fund	2,527,842	—	—	2,527,842
Power Income Fund	4,719,244	—	—	4,719,244
Power Momentum Index Fund	2,877,334	—	—	2,877,334
Power Global Tactical Allocation Fund	2,572,743	—	12,348	2,585,091

As of June 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	For the period ended June 30,2018
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Power Dividend Index Fund	$22,745,707	$1,857,296	$—	$24,603,003
Power Dividend Mid-Cap Index Fund	243,974	—	—	243,974
Power Floating Rate Index Fund	1,039,782	—	—	1,039,782
Power Income Fund	5,604,887	—	—	5,604,887
Power Momentum Index Fund	2,039,002	—	—	2,039,002
Power Global Tactical Allocation Fund	393,039	—	—	393,039

As of June 30, 2019, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Power Dividend Index Fund	$1,826,223	$—	$(9,860,330)	$—	$(88,427,873)	$(6,571,724)	$(103,033,704)
Power Dividend Mid-Cap Index Fund	—	—	—	—	(4,097,030)	70,049	(4,026,981)
Power Floating Rate Index Fund	60,605	—	(26,539)	—	(845,788)	329,853	(481,869)
Power Income Fund	431,354	—	(13,002,628)	—	—	3,269,380	(9,301,894)
Power Momentum Index Fund	632,326	—	—	—	—	603,407	1,235,733
Power Global Tactical Allocation Fund	—	—	(1,944,152)	—	(5,809,561)	4,163,374	(3,590,339)

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for C-Corporation return of capital distributions.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as above.

At June 30, 2019, the Funds had non-expiring capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Fund	Short-Term	Long-Term	Total	CLCF Utilized
Power Dividend Index Fund	$2,131,115	$7,729,215	$9,860,330	$—
Power Dividend Mid-Cap Index Fund	—	—	—	—
Power Floating Rate Index Fund	26,539	—	26,539	—
Power Income Fund	13,002,628	—	13,002,628	—
Power Momentum Index Fund	—	—	—	—
Power Global Tactical Allocation Fund	1,944,152	—	1,944,152	—

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions, resulted in reclassifications for the Funds for the fiscal year ended June 30, 2019 as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Power Dividend Index Fund	$—	$—
Power Dividend Mid-Cap Index Fund	(51,222)	51,222
Power Floating Rate Index Fund	—	—
Power Income Fund	—	—
Power Momentum Index Fund	—	—
Power Global Tactical Allocation Fund	(12,348)	12,348

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	Depreciation
Power Income Fund	$143,612,454	$3,790,088	$—	$3,790,088
Power Dividend Index Fund	135,115,000	5,612,740	(8,166,933)	(2,554,193)
Power Dividend Mid-Cap Index Fund	23,031,896	1,712,351	(578,031)	1,134,320
Power Floating Rate Index Fund	65,221,132	563,599	(30,127)	533,472
Power Momentum Index Fund	41,187,047	327,788	(335,238)	(7,450)
Power Global Tactical Allocation/JA Forlines Fund	113,763,942	6,826,346	(3,281)	6,823,065

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Power Income Fund (the “Fund”) currently invests a portion of its assets in the iShares Short Maturity Bond ETF (the “iShares Portfolio”). The iShares Portfolio seeks to track the investment results of an index composed of U.S. dollar-denominated investment-grade corporate bonds with remaining maturities between one and five years. The Fund may redeem their investment from the iShares Portfolio at any time if the Advisor determines that it is in the best interest of the Fund and their shareholders to do so. The performance of the Fund will be directly affected by the performance of the iShares Portfolio. The financial statements of the iShares Portfolio, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Funds’ financial statements. As of December 31, 2019, the percentage of the Power Income Fund’s net assets invested in the iShares Portfolio was 29.0%.

Power Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2019

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2019, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
TD Ameritrade, Inc.	Power Income Fund	33.44%
National Financial Services	Power Income Fund	33.90%
Pershing LLC	Power Dividend Index Fund	29.10%
TD Ameritrade, Inc.	Power Dividend Mid-Cap Index Fund	38.36%
TD Ameritrade, Inc.	Power Floating Rate Index Fund	36.99%
Pershing LLC	Power Momentum Index Fund	25.75%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Power Dividend Index Fund (“Power Dividend”), Power Dividend Mid-Cap Index Fund (“Power Dividend Mid”), Power Floating Rate Index Fund (“Power Floating”), Power Global Tactical Allocation/JAForlines Fund (“Power Global”), Power Income Fund (“Power Income”) and PowerMomentum Index Fund (“Power Momentum”) (Adviser – W.E. Donoghue, LLC)*

In connection with the regular meeting held on September 25-26, 2019 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the re-approval of an investment advisory agreement (the “Advisory Agreement”) between W.E. Donoghue & Co., LLC (“Adviser”) and the Trust, with respect to the Power Dividend, Power Dividend Mid, Power Floating, Power Global, Power Income and Power Momentum (referred to as the “Power Funds”). In considering the re-approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the Advisory Agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the adviser was founded in 1986 and had $2.25 billion in combined assets under management and advisement, providing rules-based tactical allocation strategies and professional investment management services to individuals, corporations and institutions. The Trustees reviewed the background information on the key investment personnel who were responsible for servicing the Funds, taking into account their education and noting the investment team’s diverse financial industry experience. The Trustees discussed the different rules-based investment processes that the adviser used to manage each Fund’s strategy, noting the importance of having risk management tactical indicators built into each strategy. The Trustees discussed the adviser’s unique risk management process with respect to each Fund’s strategy, noting that each Fund had its own set of rules-based tactical indicators to determine when and how much to de-risk in declining markets and shift the portfolio into a defensive mode, as deemed appropriate. The Trustees noted that the adviser selected broker-dealers based on the evaluation of various qualitative service factors and competitive pricing structures and active monitoring of best execution and trade recap reports. The Trustees noted that the adviser’s active management style allowed the Funds to be defensive when deemed appropriate to ensure low volatility and capital preservation. The Trustees concluded that the adviser was likely to continue to provide high quality services to each Fund for the benefit of the shareholders.

Performance.

Power Dividend – The Trustees noted that for each of the one-year, three-year, five-year and since inception periods, the Fund had underperformed its peer group median and Morningstar category median, placing it in the bottom decile for returns versus the peer group and Morningstar category for all periods presented. The Trustees observed that, despite the low relative returns, the Fund had produced a consistently solid standard deviation, in the top quartile over each period presented. The Trustees noted that the whipsaws and equal weighting of the Fund’s positions over the last year had dramatically penalized the Fund in a market that has favored stocks that the Fund’s strategy avoids. The Trustees noted that the adviser stood behind this strategy and believed it would prove favorable over a full market cycle. After further discussion, the Trustees concluded the adviser should be retained to improve performance and decided to re-evaluate the Fund’s performance at a future Board meeting.

Power Dividend Mid – The Trustees noted that for each of the one-year and since inception periods, the Fund had underperformed its peer group median and Morningstar category median, placing it in the bottom quartile for returns versus the peer group and Morningstar category for all periods presented. The Trustees further observed that despite the low relative returns, the Fund had produced a consistently strong standard deviation, in the top decile over each period presented. The Trustees noted that a substantial whipsaw in late 2018 into early 2019 had significantly impacted the Fund’s overall performance due to the Fund’s overweighting of cash. The Trustees further observed that the Fund outpaced its index in 2018 until the whipsaw. The Trustees noted that the adviser stood behind this strategy and believed it would prove favorable over a full market cycle. After further discussion, the Trustees concluded the adviser implemented the strategy as expected and should be retained to improve performance and implement the strategy as designed.

Power Floating – The Trustees noted that, for the one-year period, the Fund outpaced its peer group median and its Morningstar category, but noted that the Fund had underperformed both since inception. The Trustees noted that over both periods presented, the Fund had done a reasonable job producing top quartile standard deviation relative to its peers and the Morningstar category. The Trustees noted that the adviser believed the Fund would prove favorable over a full market cycle and continue to provide investors with low volatility. After further discussion, the Trustees concluded that the adviser’s performance was not unsatisfactory.

Power Global – The Trustees noted that the Fund outpaced its peer group median over the one-year and since inception periods but underperformed its Morningstar category over the same periods presented. The Trustees noted that over both periods presented, the Fund had done a reasonable job producing second quartile standard deviation relative to its peers and the Morningstar category. The Trustees noted that the Fund had lagged its benchmarks over all periods presented due to its defensive nature. The Trustees noted that the adviser believed the Fund would prove favorable over a full market cycle and continue to provide investors with low volatility. After further discussion, the Trustees concluded that given the short history of the Fund, the adviser’s performance was not unsatisfactory.

Power Income – The Trustees noted that for the one-year period, the Fund outpaced its peer group median and its Morningstar category, producing top quartile returns, but further noted that the Fund had underperformed over the three, five and since inception periods. The Trustees also noted that the Fund had outperformed its benchmark over longer periods. The Trustees noted that over five and since inception periods, the Fund had produced top quartile standard deviation relative to its peers but noted that the standard deviation over the one-year period was third quartile. The Trustees noted that the Fund appeared to be meeting expectations for a low bond return environment and identified that with markets to date, the Fund provided reasonable yield with reasonable stability. After further discussion, the Trustees concluded that the adviser’s performance was not unsatisfactory.

Power Momentum – The Trustees noted that the Fund outperformed while generating lower standard deviation relative to its peer group and Morningstar category over all periods presented. The Trustees noted that the Fund generated some income consistent with the Fund’s secondary investment objective income. After further discussion, the Trustees concluded that the adviser had done a good job implementing the stated strategy, that the results had been beneficial to shareholders and that performance was not unsatisfactory.

Fees and Expenses.

Power Dividend – The Trustees considered the advisory fee of 1.00%, noting that it was significantly higher than its peer group median and its Morningstar category median of 0.61% and 0.60%, respectively. The Trustees discussed that the adviser’s justification for the fee was due to the adviser’s risk management and the Fund’s ability to move 100% into short-term treasuries during downturns relative to its peer group that do not have this ability. The Trustees discussed the Fund’s net expense ratio of 1.24%, noting that it too, was significantly higher than its peer group median and its Morningstar category median, but within the range of each. The Trustees noted the adviser’s intention to renew the current expense caps for the Fund. The Trustees observed a material drop in assets over the past year as a contributing factor to the increased annual expense ratio. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Dividend Mid – The Trustees considered the advisory fee of 1.00%, noting that it was higher than its peer group median and its Morningstar category median of 0.77% and 0.71%, respectively. The Trustees discussed that the adviser’s justification for the fee was due to the Fund’s reduced standard deviation, drawdown and its tactical ability to move 100% into short-term treasuries and the higher trading and compliance resources needed to manage the Fund. The Trustees discussed the Fund’s net expense ratio of 1.48%, noting that it was significantly higher than its peer group median and its Morningstar category median. The Trustees noted an increase in assets over the past year and considered that the overall expense ratio for the Fund should decline as assets increase. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Floating – The Trustees considered the adviser’s advisory fee of 0.65%, noting that it was in line with its peer group median and slightly higher than its Morningstar category median. The Trustees discussed that the adviser’s justification for the fee was due to the adviser’s risk management and the Fund’s tactical ability to move assets during major downturns. The Trustees discussed the Fund’s net expense ratio of 1.71%, noting that it was significantly higher than its peer group median and Morningstar category median. The Trustees noted an increase in assets over the past year and considered that the overall expense ratio for the Fund should decline as assets increase. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Global – The Trustees considered the advisory fee of 0.75%, noting that it was lower than its peer group median and its Morningstar category median of 1.00% and 0.95%, respectively. The Trustees discussed that the adviser’s justification for the fee was due to the additional compliance services that were required and the additional trading of daily cash flows. The Trustees discussed the

Fund’s net expense ratio of 1.35%, noting that it too, was lower than its peer group median and Morningstar category median. They considered that the overall expense ratio for the Fund should decline as assets increase. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Income – The Trustees considered the advisory fee of 1.00%, noting that it was equal to its peer group median, but higher than its Morningstar category of 0.60%, but well within the range. They noted the adviser’s justification for the higher fee was due to the adviser’s risk management and the Fund’s tactical ability to move 100% into cash. They considered that the overall expense ratio for the Fund should decline as assets increase. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Power Momentum – The Trustees considered the advisory fee of 1.00%, noting that it was equal to its peer group median and higher than its Morningstar category median. The Trustees discussed the Fund’s net expense ratio of 1.54%, noting that it was higher than its peer group median and Morningstar category. They noted the adviser’s justification for the fee was due to the tactical nature of the strategy, the individual stock selection process and the added compliance and operational functions specific to the Fund. After further discussion, the Trustees concluded that the advisory fee of the Fund was not unreasonable.

Profitability. The Trustees reviewed the profitability analysis provided by the adviser. The Trustees examined the adviser’s responses and noted that the adviser’s calculations demonstrated profitability for each Fund ranged considerably but determined that the adviser’s profitability with respect to each Fund was not unreasonable. After further discussion, the Trustees concluded that the adviser’s profitability relating to each Fund was not excessive.

Economies of Scale. The Trustees noted that all of the Funds advised by the adviser collectively lost $1.14 billion in assets under management over the past twelve months. The Trustees observed that the adviser only predicted growth in two of the nine Funds over the next year. The Trustees noted that the adviser was willing to consider adding a breakpoint at $1.0 billion of assets for each Fund as assets grow.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of each advisory agreement, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the advisory agreement with the adviser was in the best interest of each Power Fund and its respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Funds.

Power Funds
EXPENSE EXAMPLE (Unaudited)
December 31, 2019

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemptions fees on certain redemptions; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2019 through December 31, 2019.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
	Fund’s	Beginning	Ending		Ending
	Annualized	Account	Account	Expenses	Account	Expenses
	Expense	Value	Value	Paid During	Value	Paid During
	Ratio	7/1/19	12/31/19	Period	12/31/19	Period

Power Income Fund – Class A	1.56%	$1,000.00	$1,026.40	$ 7.95	$1,017.29	$ 7.91
Power Income Fund – Class C	2.31%	$1,000.00	$1,021.90	$11.74	$1,013.52	$11.69
Power Income Fund – Class I	1.31%	$1,000.00	$1,026.80	$ 6.67	$1,018.55	$ 6.65
Power Dividend Index Fund – Class A	1.66%	$1,000.00	$1,004.40	$ 8.36	$1,016.79	$ 8.42
Power Dividend Index Fund – Class C	2.41%	$1,000.00	$1,000.30	$12.12	$1,013.02	$12.19
Power Dividend Index Fund – Class I	1.41%	$1,000.00	$1,005.90	$ 7.11	$1,018.05	$ 7.15
Power Dividend Mid-Cap Index Fund – Class A	2.04%	$1,000.00	$1,067.70	$10.60	$1,014.88	$10.33
Power Dividend Mid-Cap Index Fund – Class C	2.79%	$1,000.00	$1,063.70	$14.47	$1,011.11	$14.10
Power Dividend Mid-Cap Index Fund – Class I	1.79%	$1,000.00	$1,068.10	$ 9.31	$1,016.14	$ 9.07
Power Floating Rate Index Fund – Class A	1.36%	$1,000.00	$1,012.50	$ 6.88	$1,018.30	$ 6.90
Power Floating Rate Index Fund – Class C	2.11%	$1,000.00	$1,007.70	$10.65	$1,014.53	$10.68
Power Floating Rate Index Fund – Class I	1.11%	$1,000.00	$1,013.20	$ 5.62	$1,019.56	$ 5.63
Power Momentum Index Fund – Class A	1.79%	$1,000.00	$1,024.40	$ 9.11	$1,016.14	$ 9.07
Power Momentum Index Fund – Class C	2.54%	$1,000.00	$1,021.00	$12.90	$1,012.37	$12.85
Power Momentum Index Fund – Class I	1.54%	$1,000.00	$1,026.30	$ 7.84	$1,017.39	$ 7.81
Power Global Tactical Allocation/JA Forlines Fund Class A	1.29%	$1,000.00	$1,050.90	$ 6.65	$1,018.65	$ 6.55
Power Global Tactical Allocation/JA Forlines Fund Class C	2.04%	$1,000.00	$1,047.80	$10.50	$1,014.88	$10.33
Power Global Tactical Allocation/JA Forlines Fund Class I	1.04%	$1,000.00	$1,052.20	$ 5.36	$1,019.91	$ 5.28

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-779-7462 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-779-7462

INVESTMENT ADVISOR
W.E. Donoghue & Co., LLC
One International Place
Suite 2920
Boston, MA 02110

ADMINISTRATOR
Gemini Fund Services, LLC
4221 N 203rd St., Suite 100
Elkhorn, NE 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 3/6/20

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 3/6/20